2 - Fair Value of Financial Instruments - Quarterly	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2014 Quarterly Member
2 - fair value of financial instruments

note 5 – fair value of financial instruments

Substantially all of the Company’s current assets and liabilities are considered financial instruments. These assets and liabilities are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instrument. Other financial instruments consist of long-term obligations. The fair value of long-term obligations is estimated based on current interest rates offered to the Company for obligations with similar remaining maturities. The recorded value of these financial instruments approximated fair value at December 31, 2013 and 2012.

note 2 – fair value of financial instruments

Substantially all of the Company’s current assets and liabilities are considered financial instruments. These assets and liabilities are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instrument. Other financial instruments consist of long-term obligations. The fair value of long-term obligations is estimated based on current interest rates offered to the Company for obligations with similar remaining maturities. The recorded value of these financial instruments approximated fair value at March 31, 2014.